Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other payables [Abstract]
Schedule of trade and other payables
	December 31, 2022	December 31, 2021
	EUR	EUR
Trade payables – outside parties	100,791	68,986
Trade payables – related parties	29,533	42,712
Other payables – outside parties	512,698	257,877
Other payables – related parties	7,236	-
	650,258	369,575